Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2011	Jun. 29, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts		$ 0		$ 0	$ 16,000
(Recovery) write-down of Inventories		(140,000)	1,382,000	1,543,000	3,227,000	0
Deferred costs, current		800,000		600,000	500,000
Incremental revenue due to adoption of amended guidance					860,000
Product warranties period (in years)	1 year	5 years
Capitalized deferred offering costs		$ 0		$ 2,207,000	$ 0
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Services revenue, recognition period (in years)		1 year
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Services revenue, recognition period (in years)		5 years